THE COMPANY	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Disclosure Text Block [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]

NOTE 1 – THE COMPANY

Acacia Diversified Holdings, Inc. (“Acacia” or the “Company”) has four wholly-owned subsidiaries, MariJ Pharmaceuticals, Inc. (“MariJ Pharma”), Canna-Cures Research & Development Center, Inc. (“Canna-Cures”), and Eufloria Medical of Tennessee, Inc. (“EMT”), a company incorporated in the state of Tennessee. In July 2018, the Company also announced the completion of its acquisition of Medahub Operations Group, Inc. and Medahub, Inc., technology companies (“Medahub”), complete with a current compounding pharmacy license in Florida. The Medahub acquisition allows the Company to be fully HIPAA compliant and cloud based on an HL7 platform. The Company can now offer licensing agreements for other cannabis companies wanting to be HIPAA compliant from left to right or seed to sale and Doctor to Patient.

The Company’s primary source of revenue is from the extraction of medicinal hemp oil, from a non-psychoactive cannabis plant. All extraction services are currently provided in states where such services are deemed legal. The Company's subsidiary EMT has been invited to be part of the hemp pilot program in Tennessee. This program provides the Company the license to grow, manufacture, and dispense organic hemp oil in Tennessee. The Company plans on participating in this pilot program through this new, wholly-owned subsidiary.

The Company will also begin to open its retail store in Tennessee this year. Revenue generated from retail sales is not expected to be material to the Company based on current operating model.

NOTE 1 - THE COMPANY

Acacia Diversified Holdings, Inc. (“Acacia” or the “Company”) has three wholly-owned subsidiaries, MariJ Pharmaceuticals, Inc. (“MariJ Pharma”), Canna-Cures Research & Development Center, Inc. (“Canna-Cures”), and Eufloria Medical of Tennessee, Inc. (“EMT”), a company incorporated in the state of Tennessee. The Company formed this new subsidiary to acquire a parcel of land and a license from one of its directors.  See details in NOTE 5 - Related Party Transactions.

Prior to the Merger (see NOTE 2), the Company sold the assets and related businesses of its Citrus Extracts, Inc. and Acacia Transport Services, Inc. subsidiaries, and its Acacia Milling Services operations, being all of its then revenue-producing operations, on June 29, 2015. On January 15, 2016 the Company entered into a definitive Asset Purchase Agreement to acquire substantially all of the assets of the “MariJ Group” of companies, including (1) MariJ Agricultural, Inc.; (2) Canna-Cures Research & Development Center, LLC; and, (3) JR Cannabis Industries, LLC with an effective date of January 4, 2016.  In connection with the acquisition, the Company issued 2,474,850 shares of its common stock to the shareholders and members of the MariJ Group.

In 2016, following those acquisitions, the Company formed two new subsidiaries to conduct its new medical cannabis business activities, being MariJ Pharmaceuticals, Inc. (“MariJ Pharma”) and Canna-Cures Research & Development Center, Inc. (“Canna-Cures”). In 2017, the Company formed a new subsidiary, Eufloria Medical of Tennessee, Inc. (“EMT”), a corporation formed under the laws of Tennessee.

The Company’s primary source revenue is from the extraction of medicinal cannabis oil, from a non-psychoactive cannabis plant. All extraction services are currently limited to the State of Colorado, as the Company is attempting to attain various licenses for business in other states.